PAINEWEBBER SMALL CAP FUND                                  SEMIANNUAL REPORT

                                             March 23, 1998

Dear Shareholder,

We are pleased to present you with the semiannual report for the PaineWebber Small Cap Fund (the "Fund") for the six months ended January 31, 1998.

GENERAL MARKET OVERVIEW

   Small cap stocks fared well in the late summer, but toward the end of the period gave back some of their gains. Reacting to the Asian crisis, investors fled small caps in favor of large cap stocks. Even though small cap companies generally have less exposure to overseas markets and therefore would be less vulnerable than large cap companies to spillover effects from the Asian crisis, investors apparently perceived greater safety in big cap stocks.

   For the six months ended January 31, 1998, the S&P 500 Index rose 3.56% and the Fund's benchmark, the small-cap S&P 600 Index, rose 3.85%. These gains occurred despite steady downward revisions in earnings estimates. The best performing sectors were financials and utilities; the laggards were technology and energy. The market is not cheap, however, and could be sensitive to bad news such as accelerating GDP growth or slower earnings growth.

PORTFOLIO REVIEW

PERFORMANCE

   PaineWebber Small Cap Fund's total return (the net asset value change with dividends reinvested) for the six-month period ended January 31, 1998, without deducting sales charges, was 5.85% for Class A shares, 5.41% for Class B shares, 5.42% for Class C shares and 5.90% for Class Y shares.

   For shareowners who purchased or redeemed Fund shares during the period the Fund's total return may be lower; for example, after deducting the maximum applicable sales charges, the Fund's total return for the period was 1.10% for Class A shares, 0.41% for Class B shares, 4.42% for Class C shares and 5.90% for Class Y shares. The Fund outperformed its Lipper Small Cap Average over the six-month period.

PORTFOLIO POSITIONING

   The Fund's investment discipline uses a quantitative model -- the Factor Valuation Model -- to help identify attractive sectors and stocks. Since its implementation in spring 1996 use of this model has had a significant positive impact on the Fund's total return.

   The Fund continues to be fully invested in stocks with a minimal cash reserve of 1.6%. The Fund's top five sectors at January 31, 1998, were consumer cyclicals (22.4%), financials (20.1%), technology (16.4%), health care (8.6%) and capital goods (8.5%). Together these weightings represented 76% of the Fund's portfolio.

   In January, we slightly increased the weighting in consumer cyclicals and slightly decreased the weighting in financials. Consumer cyclicals, especially homebuilding and retailing stocks, were showing reasonable valuations. We sold several financial stocks that had met our price objectives. We still think financial stocks look attractive, however, particularly insurance and specialty finance companies, which are likely to benefit from slower economic growth and low interest rates.

------------------------------------------------------------------------------

PAINEWEBBER
SMALL CAP
FUND

Top five sectors
as percent of net assets
January 31, 1996

Consumer Cyclicals 22.4%

Financials 20.1%

Technology 16.4%

Health Care 8.6%

Capital Goods 8.5%

------------------------------------------------------------------------------

PAINEWEBBER
SMALL CAP FUND
FUND PROFILE

Portfolio Management

Total Net Assets

Dividend Payments
------------------------------------------------------------------------------

SEMIANNUAL REPORT

OUTLOOK

   We think the current outlook for small cap stocks is favorable: they have modest valuations, and their earnings growth potential is superior to that of large caps. We believe these two features should draw investors back to small caps as the Asian storm passes. If there is any negative impact from the overseas markets, it should affect large cap companies more than small caps.

   The price/earnings ratios of small cap stocks normally feature a 10-20% premium over large cap stocks on a "forward basis," that is, when projecting earnings for the next fiscal year. Currently, however, the small cap premium is zero -- as measured by comparing the Russell 2000 Small Cap Index to the Russell 1000 Large Cap Index. With expected earnings growth of 13-15% this year vs. 6-8% for large caps, we think small caps are poised to outperform the S&P 500 Index over the next 12 months.

   The average forward price/earnings ratio of the Fund's portfolio is now less than 14x versus 19x for its benchmark, the S&P 600.

   Longer term, attractive valuations and superior earnings prospects continue to point to buying opportunities in the small-cap market. We will seek investments in less volatile stocks, particularly within the consumer and financial sectors.

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. Look for the Fund's new brochure, which will be sent to you this spring. For a quarterly Fund Profile on PaineWebber Small Cap Fund or another fund in the PaineWebber Family of Funds(1), please contact your investment executive.

Sincerely,

/s/ Margo N. Alexander                        /s/ Mark A. Tincher

MARGO N. ALEXANDER                            MARK A. TINCHER
President                                     Managing Director and Chief
Mitchell Hutchins Asset                       Investment Officer,
Management Inc.                               Equity Investments
                                              Mitchell Hutchins Asset
                                              Management Inc.


(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

     This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended January 31, 1998, and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

PAINEWEBBER SMALL CAP FUND

PERFORMANCE RESULTS (unaudited)


                                         Net Asset Value                               Total Return(1)
                             ----------------------------------------       -----------------------------------
                                                                               12 Months            6 months
                             01/31/98        07/31/97        01/31/97       Ended 01/31/98       Ended 01/31/98
                             --------        --------        --------       --------------       --------------
Class A Shares                $13.02           $13.42          $11.62           22.24%                 5.85%
Class B Shares                 12.52            13.00           11.29           21.38                  5.41
Class C Shares                 12.50            12.98           11.28           21.30                  5.42

Performance Summary
 Class A Shares
                                  Net Asset Value
                             ------------------------
                                                            Capital Gains      Dividends              Total
Period Covered               Beginning        Ending         Distributed          Paid               Return(1)
--------------               ---------        ------         -----------          ----               -------
02/01/93-12/31/93             $10.00           $10.62          $0.0168          $0.1281                7.68%
1994                           10.62             9.97           0.5208            --                  (1.20)
1995                            9.97            10.81           0.8306            --                  16.81
1996                           10.81            11.40           1.1566            --                  17.45
1997                           11.40            13.31           1.1735            --                  27.38
01/01/98-01/31/98              13.31            13.02            --               --                  (2.18)
                                                               -------          -------
                                                    Total:     $3.6983          $0.1281

Cumulative Total Return
as of 01/31/98:                                                                                       81.86%

Performance Summary
Class B Shares
                                  Net Asset Value
                             -----------------------
                                                            Capital Gains      Dividends              Total
Period Covered               Beginning        Ending         Distributed         Paid                Return(1)
--------------               ---------        ------         -----------         ----                -------
02/01/93-12/31/93             $10.00           $10.61          $0.0168          $0.0631                6.91%
1994                           10.61             9.88           0.5208            --                  (1.96)
1995                            9.88            10.62           0.8306            --                  15.90
1996                           10.62            11.08           1.1566            --                  16.50
1997                           11.08            12.80           1.1735            --                  26.45

01/01/98-01/31/98              12.80            12.52            --               --                  (2.19)
                                                               -------          -------
                                                    Total:     $3.6983          $0.0631

Cumulative Total Return
as of 01/31/98:                                                                                       75.11%

Performance Summary
Class C Shares

                                  Net Asset Value
                             -----------------------
                                                            Capital Gains      Dividends              Total
Period Covered               Beginning        Ending         Distributed         Paid                Return(1)
--------------               ---------        ------         -----------         ----                -------
02/01/93-12/31/93             $10.00           $10.61          $0.0168          $0.0682                6.97%
1994                           10.61             9.88           0.5208            --                  (1.96)
1995                            9.88            10.61           0.8306            --                  15.84
1996                           10.61            11.07           1.1566            --                  16.52
1997                           11.07            12.79           1.1735            --                  26.47
01/01/98-01/31/98              12.79            12.50            --               --                  (2.27)
                                                               -------          -------
                                                    Total:     $3.6983          $0.0682

Cumulative Total Return
as of 01/31/98:                                                                                       74.96%

(1) Figures assume reinvestment of all dividends and distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER SMALL CAP FUND

PERFORMANCE RESULTS (unaudited) (concluded)

AVERAGE ANNUAL RETURNS


                                          % Return Without                          % Return After Deducting
                                            Sales Charge                              Maximum Sales Charge
                                 ----------------------------------            ---------------------------------
                Class              A*            B**           C***              A*           B**           C***
                -----             ---            ---           ----             ---           ---           ----

Twelve Months Ended 12/31/97     27.38%         26.45%       26.47%            21.61%       21.45%         25.47%
Five Years Ended 12/31/97          N/A            N/A          N/A               N/A          N/A            N/A
Commencement of Operations+
    Through 12/31/97             13.44%         12.57%       12.57%            12.38%       12.31%         12.57%

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of operations was February 1, 1993 for Class A, Class B and Class C shares.

Note: The Fund offers Class Y shares to certain eligible investors, including the INSIGHT Investment Advisory Program participants. For the six months ended January 31, 1998 and since inception, July 26, 1996 through January 31, 1998, Class Y shares had a total return of 5.90% and 44.43%, respectively. For the twelve months ended December 31, 1997, and since inception, July 26, 1996 through December 31, 1997, Class Y shares have an average annual total return of 27.81% and 31.25%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER SMALL CAP FUND

PORTFOLIO OF INVESTMENTS                            JANUARY 31, 1998 (unaudited)


  Number of
   Shares                                                              Value
   ------                                                              -----

COMMON STOCKS--98.25%

Agriculture, Food & Beverage--2.78%
   382,000       Creative Bakeries, Inc.* ...................       $  477,500
     3,000       Farmer Brothers Co. ........................          549,000
   128,900       Fresh America Corp.* .......................        2,449,100
                                                                    ----------
                                                                     3,475,600
                                                                    ----------

Apparel, Retail--1.10%
   159,000       Paul Harris Stores Inc.* ...................        1,371,375
                                                                    ----------
Apparel, Textiles--2.27%
   160,000       Florsheim Group Inc.* ......................        1,380,000
   175,000       Vans Inc.* .................................        1,465,625
                                                                    ----------
                                                                     2,845,625
                                                                    ----------
Banks--3.01%
    15,000       BankNorth Group, Inc. ......................          933,750
    18,000       Cullen Frost Bankers Inc. ..................          987,750
    23,000       Silicon Valley Bancshares* .................        1,267,875
    19,500       Texas Regional Bankshares Inc. .............          585,000
                                                                    ----------
                                                                     3,774,375
                                                                    ----------
Chemicals--0.91%
    27,000       Cambrex Corp. ..............................        1,135,688
                                                                    ----------

Computer Hardware--3.33%
    30,000        Box Hill Systems Corp.* ..................           288,750
    30,000        Ciprico Inc.* ............................           416,250
   280,000        Oshap Technologies Ltd.* .................         2,345,000
   100,000        SED International Holdings Inc.* .........         1,125,000
                                                                    ----------
                                                                     4,175,000
                                                                    ----------

Computer Software--0.32%
    18,000        SPSS Inc.* ...............................           402,750
                                                                    ----------


Consumer Durables--1.53%
    70,000        Furniture Brands
                  International Inc.* ......................         1,806,875
     7,500        Ladd Furniture Inc.* .....................           109,688
                                                                    ----------
                                                                     1,916,563
                                                                    ----------

Diversified Retail--0.92%
    45,000        Shopko Stores Inc. .......................         1,147,500
                                                                    ----------

Drugs & Medicine--0.10%
    60,000        IVC Industries Inc.* .....................           123,750
                                                                    ----------

Electrical Equipment--6.29%
    75,500        Brown & Sharpe Manufacturing Co.* ........           778,594
    25,000        Computer Products Inc.* ..................           603,125
    46,000        Davox Corp.* .............................         1,322,500
    10,000        DII Group Inc.* ..........................           282,500
     5,000        Excel Switching Corp.* ...................            96,250
    68,000        IFR Systems Inc. .........................         1,096,500

Electrical Equipment--(continued)
    30,000        Kemet Corp.* .............................        $  555,000
    73,000        Orbotech Ltd.* ...........................         2,272,125
    24,500        Tadiran Ltd. ADR .........................           866,687
                                                                    ----------
                                                                     7,873,281
                                                                    ----------

Electrical Power--2.53%
    18,750        AFC Cable Systems Inc.* ..................           534,375
    50,000        Hughes Supply Inc. .......................         1,631,250
    25,000        Kuhlman Corp. ............................           996,875
                                                                    ----------
                                                                     3,162,500
                                                                    ----------

Electronic Components--0.48%
   30,000     CHS Electronics Inc.* ............................       601,875
                                                                     ---------

Energy Reserves & Production--1.68%
   36,200     Benton Oil & Gas Co.* ............................       447,975
    5,000     Dril Quip Inc.* ..................................       148,125
   33,000     KCS Energy Inc. ..................................       552,750
   43,000     Lomak Petroleum Inc. .............................       685,312
   21,000     Williams Clayton Energy Inc.* ....................       267,750
                                                                     ---------
                                                                     2,101,912
                                                                     ---------


Entertainment--0.20%
   10,000     Imax Corp.* ......................................       247,500
                                                                     ---------

Environmental Services--0.18%
  135,000     Thermatrix Inc.* .................................       219,375
                                                                     ---------

Financial Services--3.75%
   95,000     Cash America International Inc. ..................     1,128,125
   31,200     DVI Inc.* ........................................       586,950
  191,000     First Cash Inc.* .................................     1,366,844
   22,000     Imperial Credit Industries Inc.* .................       402,875
   20,000     Litchfield Financial Corp. .......................       397,500
    2,000     Markel Corp.* ....................................       325,375
   10,700     Student Loan Corp. ...............................       486,850
                                                                     ---------
                                                                     4,694,519
                                                                     ---------

Forest Products & Paper--2.90%
   48,000     Greif Brothers Corp. .............................     1,704,000
   20,000     Mercer International Inc. ........................       165,000
   15,000     United Stationers Inc.* ..........................       721,875
   50,397     Wausau Mosinee Paper Corp. .......................     1,045,738
                                                                     ---------
                                                                     3,636,613
                                                                     ---------

Freight, Air, Sea & Land--2.16%
   16,000     Allied Holdings Inc.* ............................       330,000
   12,000     Roadway Express Inc. .............................       262,500
  120,000     Smithway Motor Xpress Corp.* .....................     1,410,000
   10,400     US Freightways Corp.* ............................       364,000
   15,000     US Xpress Enterprises Inc.* ......................       337,500
                                                                     ---------
                                                                     2,704,000
                                                                     ---------

                         PAINEWEBBER SMALL CAP FUND

  Number of
   Shares                                                              Value
   ------                                                              -----

COMMON STOCKS--(continued)

Heavy Machinery--2.49%
    10,000       Avondale Industries Inc.* ..................       $  282,812

    34,000       Cascade Corp. ..............................          533,375
    12,500       Manitowoc Inc. .............................          425,000
   105,000       Titan International Inc. ...................        1,876,875
                                                                    ----------
                                                                     3,118,062
                                                                    ----------

Hotels--1.93%
   128,000       Prime Hospitality Corp.* (1) ...............        2,416,000
                                                                    ----------

Industrial Parts--3.31%
    27,000       Chart Industries Inc. ......................          580,500
    15,000       International Comfort Products* ............          114,375
   133,000       Powell Industries Inc.* ....................        1,745,625
    17,000       Robbins & Myers Inc. .......................          531,250
    45,000       Watsco Inc. ................................        1,178,437
                                                                    ----------
                                                                     4,150,187
                                                                    ----------

Industrial Services/Supplies--1.39%
    35,000       Cornell Corrections Inc.* ..................          693,438
    55,000       Wackenhut Corp., Class B ...................        1,051,875
                                                                    ----------
                                                                     1,745,313
                                                                    ----------

Information & Computer Services--4.09%
    12,000       Barra Inc.* ................................          273,000
    30,000       Executive Telecard Ltd.* ...................           75,000
    50,000       Factset Research Systems Inc.* .............        1,400,000
    75,000       Lanvision Systems Inc.* ....................          346,875
    50,000       Physicians Computer Network Inc.* ..........          206,250
    74,000       Pomeroy Computer Resources* ................        1,318,125
   146,700       Walsh International Inc.* ..................        1,503,675
                                                                    ----------
                                                                     5,122,925
                                                                    ----------

Leisure--2.66%

   113,000       Galoob Lewis Toys Inc.* ....................        1,009,937
    21,000       Harman International Industries Inc. .......          821,625
    35,000       Meade Instruments Corp.* ...................          321,563
    55,000       Movado Group Inc. ..........................        1,182,500
                                                                    ----------
                                                                     3,335,625
                                                                    ----------

Life Insurance--1.18%
    30,000       Life USA Holdings Inc.* ....................          480,000
    24,000       Reinsurance Group of America, Inc. .........        1,000,500
                                                                    ----------

                                                                     1,480,500
                                                                    ----------

Long Distance & Phone Companies--1.21%
    35,000       Davel Communications Group* ................          748,125
    25,000       General Communication Inc.* ................          173,438
    25,000       Norstan Inc.* ..............................          587,500
                                                                    ----------
                                                                     1,509,063
                                                                    ----------

Manufacturing--High Technology--0.61%
    88,000       En Pointe Technologies Inc.* ...............          770,000
                                                                    ----------

Medical Products--1.32%
    43,000       American Science &
                 Engineering Inc.* ..........................       $  537,500
    32,000       Conmed Corp.* ..............................          698,000
    25,000       Young Innovations Inc.* ....................          412,500
                                                                    ----------
                                                                     1,648,000
                                                                    ----------

Medical Providers--7.58%
   124,500       Counsel Corp.* .............................        1,735,219
    40,000       Curative Health Services Inc.* .............        1,380,000
   200,000       Hooper Holmes Inc. .........................        2,900,000
    21,000       Medical Assurance Inc.* ....................          546,000
    25,000       Physicians Specialty Corp.* ................          237,500
   189,200       Stericycle Inc.* ...........................        2,696,100
                                                                    ----------
                                                                     9,494,819
                                                                    ----------

Mining & Metals--4.42%
    30,000       Atchison Casting Corp.* ....................          508,125
    28,000       Texas Industries Inc. ......................        1,370,250
    80,000       Valmont Industries Inc. ....................        1,560,000
   120,000       Wyman Gordon Co.* (1) ......................        2,092,500
                                                                    ----------
                                                                     5,530,875
                                                                    ----------

Motor Vehicles--0.67%
    20,000       A.O. Smith Corp. ...........................          840,000
                                                                    ----------

Oil Services--2.30%
    90,000       American Oilfield Divers Inc.* .............        1,012,500
    10,000       Cliffs Drilling Co.* .......................          422,500
    10,600       Maverick Tube Corp.* .......................          229,887
    50,000       Pride International Inc.* ..................        1,065,625
    10,000       Unifab International Inc.* .................          143,750
                                                                    ----------
                                                                     2,874,262
                                                                    ----------


Other Insurance--11.70%
    35,600       Capital Re Corp. ...........................        2,120,425
    15,000       CMAC Investment Corp. ......................          935,625
     5,000       Enhance Financial Services Group Inc. ......          278,125
     8,000       Executive Risk Inc. ........................          570,000
    11,000       Fidelity National Financial Inc. ...........          316,250
    13,500       First American Financial Corp. .............          671,625
    56,000       Frontier Insurance Group Inc. ..............        1,337,000
   105,000       Gainsco Inc. ...............................          840,000
    43,000       Landamerica Financial Group ................        1,515,750
    10,000       MFC Bancorp Ltd. ...........................          109,375
    26,000       Orion Capital Corp. ........................        1,158,625
    16,000       Philadelphia Consolidated Holding Corp.* ...          304,000
    28,000       RLI Corp. ..................................        1,387,750
    65,000       Stewart Information Services Corp. .........        1,941,875
    35,000       Terra Nova Bermuda Holdings Ltd. ...........          883,750
     5,000       Vesta Insurance Group Inc. .................          282,500
                                                                    ----------
                                                                    14,652,675
                                                                    ----------

PAINEWEBBER SMALL CAP FUND


  Number of
   Shares                                      Value
   ------                                      -----

COMMON STOCKS--(concluded)

Precious Metals--0.06%
     5,000        Special Metals Corp.* ....................        $   80,625
                                                                    ----------
Publishing--0.17%
    10,000        CCC Information Services
                  Group, Inc.* .............................           218,750
                                                                    ----------

Railroads--0.32%
    25,000        Greenbrier Companies Inc. ................           406,250
                                                                    ----------

Real Property--5.03%
     6,000        Beazer Homes USA Inc.* ...................           128,625
    10,000        Crossmann Community Inc.* ................           235,000
    40,000        Granite Construction Inc. ................           940,000
    65,000        Griffon Corp.* ...........................           970,937
    42,000        M.D.C. Holdings, Inc. ....................           635,250
     7,500        Medusa Corp. .............................           330,469

     6,000        Monterey Homes Corp.* ....................            90,375
    22,000        Newhall Land & Farming Co. ...............           661,375
    73,500        Nobility Homes Inc.* .....................         1,378,125
    12,000        NVR Inc.* ................................           300,000
    17,000        Schottenstein Homes Inc.* ................           361,250
    10,000        Webb Delaware Corp. ......................           270,625
                                                                    ----------
                                                                     6,302,031
                                                                    ----------

Restaurants--0.65%
    75,000        Casa Ole Restaurants Inc.* ...............           281,250
    80,000        Diedrich Coffee Inc.* ....................           535,000
                                                                    ----------
                                                                       816,250
                                                                    ----------

Semiconductor--1.12%
      10,000     Aehr Test Systems* ..........................          65,000
      10,000     Electro Scientific Industries
                 Inc.* .......................................         310,000
     100,000     Tower SemiConductor Ltd.* ...................       1,025,000
                                                                  ------------
                                                                     1,400,000
                                                                  ------------

Specialty Retail--3.96%
      75,000     Central Garden & Pet Co.* ...................       2,306,250
      15,000     Inacom Corp.* ...............................         375,000
                                                                  ------------

Specialty Retail--(continued)
      37,000     Piercing Pagoda Inc.* .......................    $  1,110,000
      53,000     West Coast Entertainment
                 Corp.* ......................................          96,062
      44,000     Zale Corp.* .................................       1,078,000
                                                                  ------------
                                                                     4,965,312
                                                                  ------------

Tobacco--1.10%
      18,000     Standard Commercial Corp.* ..................         294,750
      28,000     Universal Corp. .............................       1,083,250
                                                                  ------------
                                                                     1,378,000
                                                                  ------------

Wireless Telecommunications--2.54%
     105,000     Smartalk Teleservices
                 Inc.* (1) ...................................       3,045,000
      20,000     Viatel Inc.* ................................         135,000
                                                                  ------------
                                                                     3,180,000
                                                                  ------------
                 Total Common Stocks (cost--$110,311,002) ....     123,045,325
                                                                  ------------


Investments of Cash Collateral for
Securities Loaned--4.40%

Money Market Funds--4.40%
   5,027,799     Liquid Assets Portfolio .....................       5,027,799
     327,248     Prime Portfolio .............................         327,248
     151,429     TempCash Portfolio ..........................         151,429
       8,524     TempFund Portfolio ..........................           8,524
                                                                  ------------

Total Investments of Cash Collateral for Securities Loaned
  (cost--$5,515,000)..........................................       5,515,000
                                                                  ------------

  Number of
  Warrants

Warrants--0.26%

Agriculture, Food & Beverage--0.26%
350,000 Creative Bakery Inc.,* strike
            price of $2.50 expiring
            December 31, 2000 (2) ............................         171,500
150,000 Creative Bakery Inc.,* strike
            price of $3.00 expiring
            December 31, 2000 (2) ............................         148,500
                                                                       -------
Total Warrants (cost--$336,500) ..............................         320,000
                                                                       -------

  Principal
   Amount                                   Maturity     Interest
    (000)                                     Date         Rate
    -----                                   --------    ---------

Repurchase Agreement--1.68%
$  2,104  Repurchase Agreement dated
          01/30/98 with Citibank,
          collateralized by
          $1,685,000 U.S. Treasury
          Bonds, 10.750% due 02/15/03
          (value-$2,152,588) proceeds:
          $2,104,975 (cost-$2,104,000)...   02/02/98     5.560%      2,104,000
                                                                  ------------

Total Investments (cost-$118,266,502)--
  104.59%................................                          130,984,325
Liabilities in excess of other assets--
  (4.59)%................................                           (5,748,336)
                                                                  ------------
Net Assets--100.00%......................                         $125,235,989
                                                                  ============
*   Non-income producing security
ADR American Depositary Receipt


(1) Security, or a portion thereof, was on loan at January 31, 1998.
(2) Illiquid securities represent 0.26% of net assets.



                See accompanying notes to financial statements

PAINEWEBBER SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES                JANUARY 31, 1998 (unaudited)


Assets
Investments, at value (cost--$118,266,502) ....................................................   $ 130,984,325
Cash ..........................................................................................             872
Receivable for investments sold ...............................................................         347,965
Receivable for shares of beneficial interest sold .............................................         101,105
Dividends and interest receivable .............................................................          29,291
Deferred organizational expenses ..............................................................          21,866
Other assets ..................................................................................          49,071
                                                                                                  -------------
Total assets ..................................................................................     131,534,495
                                                                                                  -------------
Liabilities
Collateral for securities loaned ..............................................................       5,515,000
Payable for investments purchased .............................................................         370,295
Payable for shares of beneficial interest repurchased .........................................         155,094
Payable to affiliates .........................................................................         184,264
Accrued expenses and other liabilities ........................................................          73,853
                                                                                                  -------------
Total liabilities .............................................................................       6,298,506
                                                                                                  -------------
Net assets
Beneficial interest shares of $0.001 par value outstanding (unlimited amount authorized) ......     106,726,529
Accumulated net investment loss ...............................................................        (643,531)
Accumulated net realized gains from investments ...............................................       6,435,168
Net unrealized appreciation of investments ....................................................      12,717,823
                                                                                                  -------------
Net assets ....................................................................................   $ 125,235,989
                                                                                                  =============

Class A:
Net assets ....................................................................................   $  42,237,939
                                                                                                  -------------
Shares outstanding ............................................................................       3,243,999
                                                                                                  -------------

Net asset and redemption value per share ......................................................   $       13.02
                                                                                                  =============
Maximum offering price per share (net asset value plus sales charge of 4.50% of offering price)   $       13.63
                                                                                                  =============

Class B:
Net assets ....................................................................................   $  51,408,598
                                                                                                  -------------
Shares outstanding ............................................................................       4,107,215
                                                                                                  -------------
Net asset value and offering price per share ..................................................   $       12.52
                                                                                                  =============
Class C:
Net assets ....................................................................................   $  28,954,884
                                                                                                  -------------
Shares outstanding ............................................................................       2,316,439
                                                                                                  -------------
Net asset value and offering price per share ..................................................   $       12.50
                                                                                                  =============
Class Y:
Net assets ....................................................................................   $   2,634,568
                                                                                                  -------------
Shares outstanding ............................................................................         201,513
                                                                                                  -------------
Net asset value, offering price and redemption value per share ................................   $       13.07
                                                                                                  =============


                See accompanying notes to financial statements

PAINEWEBBER SMALL CAP FUND

STATEMENT OF OPERATIONS


                                                                                                      For the Six
                                                                                                      Months Ended
                                                                                                   January 31, 1998
                                                                                                      (unaudited)
                                                                                                      -----------

Investment income:
Dividends (net of foreign withholding taxes of $10,225) .......................................     $   318,230
Interest ......................................................................................          84,137
                                                                                                    -----------
                                                                                                        402,367
                                                                                                    -----------

Expenses:
Investment advisory and administration fees ...................................................         599,923
Services fees--Class A ........................................................................          42,534
Service and distribution fees--Class B ........................................................         210,981
Service and distribution fees--Class C ........................................................         110,800
Amortization of organizational expenses .......................................................          47,404
Transfer agency and related service fees ......................................................           9,872
Custody and accounting ........................................................................           7,009
Legal and audit fees ..........................................................................           5,935
Reports and notices to shareholders ...........................................................           5,135
Trustees' fees ................................................................................           6,750
Other expenses ................................................................................             160
                                                                                                    -----------
                                                                                                      1,046,503
                                                                                                    -----------

Net investment loss ...........................................................................        (644,136)
                                                                                                    -----------
Realized and unrealized gains (losses) from investments:
Net realized gains from investments ...........................................................       8,186,521
Net change in unrealized appreciation/depreciation of investments .............................      (3,519,194)
                                                                                                    -----------
Net realized and unrealized gain from investments .............................................       4,667,327
                                                                                                    -----------
Net increase in net assets resulting from operations ..........................................     $ 4,023,191
                                                                                                    ===========


                See accompanying notes to financial statements

PAINEWEBBER SMALL CAP FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                               For the
                                                                              Six Months           For the
                                                                                Ended             Year Ended
                                                                           January 31, 1998        July 31,
                                                                             (unaudited)             1997
                                                                            ------------         -----------

From operations:
Net investment loss .......................................................   $    (644,136)   $  (1,421,696)
Net realized gains from investments .......................................       8,186,521       11,923,735
Net change in unrealized appreciation/depreciation of investments .........      (3,519,194)      16,401,189
                                                                              -------------    -------------
Net increase in net assets resulting from operations ......................       4,023,191       26,903,228
                                                                              -------------    -------------


Distributions to shareholders from:
Net realized gains from investment transactions-Class A ...................      (3,468,839)      (1,065,273)
Net realized gains from investment transactions-Class B ...................      (4,427,192)      (1,348,187)
Net realized gains from investment transactions-Class C ...................      (2,421,561)        (663,541)
Net realized gains from investment transactions-Class Y ...................        (224,585)         (94,831)
                                                                              -------------    -------------
                                                                                (10,542,177)      (3,171,832)
                                                                              -------------    -------------

From beneficial interest transactions:
Net proceeds from the sale of shares ......................................      51,625,490       21,265,021
Cost of shares repurchased ................................................     (25,212,171)     (41,414,621)
Proceeds from dividends reinvested ........................................      10,046,028        3,020,513
                                                                              -------------    -------------
Net increase (decrease) in net assets from beneficial interest transactions      36,459,347      (17,129,087)
                                                                              -------------    -------------
Net increase in net assets ................................................      29,940,361        6,602,309

Net Assets:
Beginning of period .......................................................      95,295,628       88,693,319
                                                                              -------------    -------------
End of period (including undistributed net investment income of $605 at
 July 31, 1997) ...........................................................   $ 125,235,989    $  95,295,628
                                                                              =============    =============

                See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)


Organization and Significant Accounting Policies

   PaineWebber Small Cap Fund (the "Fund") is a diversified series of PaineWebber Securities Trust ("Trust"), which was organized under Massachusetts law by a Declaration of Trust dated December 3, 1992 and registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently offers another series of shares, PaineWebber Strategic Income Fund, whose financial statements are not included herein. The Fund incurred costs in connection with its organization and the registration of its shares. Such costs have been deferred and are being amortized using the straight-line method over a period of benefit of 60 months, beginning with the commencement of investment operations of the Fund.

   The Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan, if any.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--Securities which are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), and investment adviser and administrator of the Fund. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last trade price on Nasdaq prior to the time of valuation; other OTC securities (other than short term debt securities described below) are valued at the last quoted bid price in the OTC Market. The amortized cost method of valuation, which approximates market value, is used to value short-term debt instruments with sixty days or less remaining to maturity unless the Trust's board of trustees determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees.


   Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS (unaudited)


   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

   Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and therefore may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

Investment Adviser and Administrator

   The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. At January 31, 1998, the Fund owed Mitchell Hutchins $106,263 in investment advisory and administration fees.

   For the six months ended January 31, 1998, the Fund paid no brokerage commissions to PaineWebber because no transactions were executed on behalf of the Fund.

Distribution Plans

   Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At January 31, 1998, the Fund owed Mitchell Hutchins $77,302 in service and distribution fees.

   Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended January 31, 1998, it received $209,793 in sales charges.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Security Lending

   The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S.

government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber, who received $4,511 as compensation from the Fund for the six months ended January 31, 1998. At January 31, 1998, the Fund owed PaineWebber $699 in security lending fees.

   As of January 31, 1998, the Fund's custodian held cash and cash equivalents having an aggregate value of $5,515,000 as collateral for portfolio securities loaned having a market value of $5,320,938.

Bank Line of Credit

   The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended January 31, 1998, the Fund did not borrow under the Facility.

Transfer Agency and Related Service Fees

   Prior to August 1, 1997, the Fund paid PaineWebber an annual fee of $4.00 per active shareholder account for certain services not provided by the Fund's transfer agent. Subsequent to August 1, 1997, PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the six months ended January 31, 1998, PaineWebber received approximately 55% of the total service fees collected by PFPC, Inc.

Investments in Securities

   For federal income tax purposes, the cost of securities owned at January 31, 1998 was substantially the same as the cost of securities for financial statement purposes.

   At January 31, 1998, the components of net unrealized appreciation of investments were as follows:


Gross appreciation (investments having an excess of value over cost) ......    $ 24,889,829
Gross depreciation (investments having an excess of cost over value) ......     (12,172,006)
                                                                               ------------
Net unrealized appreciation of investments ................................    $ 12,717,823
                                                                               ============


   For the six months ended January 31, 1998, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $47,106,363 and $22,046,639, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited)

FEDERAL INCOME TAX STATUS

   The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

SHARES OF BENEFICIAL INTEREST

   There was an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:



                                   Class A                 Class B                 Class C                Class Y
Six Months Ended             ------------------       ------------------      ------------------     -----------------
January 31, 1998:            Shares      Amount       Shares      Amount      Shares      Amount     Shares     Amount
                             ------      ------       ------      ------      ------      ------     ------     ------

Shares sold.............     737,233   $10,774,807  1,075,027  $15,196,135   1,814,042  $25,545,460    7,348   $ 109,088
Shares repurchased......    (297,059)   (4,163,848)  (345,916)  (4,731,682) (1,135,338) (15,907,911) (28,484)   (408,730)
Shares converted from
  Class B to Class A....      88,582     1,286,380    (91,717)  (1,286,380)        --        --          --        --
Dividends reinvested....     259,053     3,341,792    334,319    4,148,894     188,343    2,335,453   16,980     219,889
                           ---------  ------------  ---------  -----------  ----------  -----------  -------   ---------

Net increase (decrease).     787,809   $11,239,131    971,713  $13,326,967     867,047  $11,973,002   (4,156)  $ (79,753)
                           =========  ============  =========  ===========  ==========  ===========  =======   =========


                                   Class A                 Class B                 Class C                 Class Y
Year Ended                   ------------------       ------------------      ------------------     -----------------
July 31, 1997:               Shares      Amount       Shares      Amount      Shares      Amount     Shares     Amount
                             ------      ------       ------      ------      ------      ------     ------     ------


Shares sold.............     899,879   $10,405,245    304,294   $3,473,458     640,060   $7,143,793   21,510   $ 242,525
Shares repurchased......  (1,607,499)  (18,331,478)  (885,194)  (9,720,897) (1,115,991) (12,256,753) (98,489) (1,105,493)
Shares converted from
  Class B to Class A....      68,557       783,133    (70,514)    (783,133)        --        --          --        --
Dividends reinvested....      92,573     1,029,415    117,090    1,265,749      58,505      631,858    8,407      93,491
                           ---------  ------------  ---------  -----------  ----------  -----------  -------   ---------

Net decrease............    (546,490)  $(6,113,685)  (534,324) $(5,764,823)   (417,426) $(4,481,102) (68,572)  $(769,477)
                           =========  ============  =========  ===========  ==========  ===========  =======   =========

PAINEWEBBER SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                                                   Class A
                                                     ---------------------------------------------------------------------

                                                      For the Six                                   For the     For the
                                                     Months Ended         For the Years Ended        Period       Year
                                                      January 31,              July 31,               Ended      Ended
                                                         1998          -------------------------    July 31,   January 31,
                                                      (unaudited)      1997      1996#      1995      1994+       1994
                                                      -----------      ----      -----      ----      -----       ----

Net asset value, beginning of period...............   $   13.42      $ 10.22    $ 11.30    $ 10.27   $ 10.61   $  10.00
                                                      ---------      -------    -------    -------   -------   --------
Net investment income (loss).......................       (0.04)       (0.14)      0.00@      0.05      0.02       0.13

Net realized and unrealized gains (losses)
from investments...................................        0.81         3.75       0.50@      1.50     (0.36)      0.62
                                                      ---------      -------    -------     ------   --------   -------


Net increase (decrease) from investment operation..        0.77         3.61       0.50       1.55     (0.34)      0.75
                                                      ---------      -------    -------    -------   -------   --------
Dividends from net investment income...............         --           --         --         --        --       (0.12)

Distributions from net realized gains from
investments........................................       (1.17)       (0.41)     (1.58)     (0.52)      --       (0.02)
                                                      ---------      -------    -------    -------   -------   --------
Total dividends and distributions..................       (1.17)       (0.41)     (1.58)     (0.52)     0.00      (0.14)
                                                      ---------      -------    -------    -------   -------   --------
Net asset value, end of period.....................   $   13.02      $ 13.42    $ 10.22    $ 11.30   $ 10.27   $  10.61
                                                      =========      =======    =======    =======   =======   ========
Total investment return (1)........................        5.85%       36.11%      4.69%     15.80     (3.20)%     7.58%
                                                      =========      =======    =======    =======   =======   ========
Ratios/Supplemental Data:

Net assets, end of period (000's)..................   $  42,238      $32,968    $30,675    $20,494   $22,848   $ 25,226

Expenses to average net assets.....................        1.25%*       2.00%      2.11%      1.98%     1.91%*     1.75%

Net investment income (loss) to average net assets        (0.58)%*     (1.16)%     0.02%      0.41%     0.41%*     1.41%

Portfolio turnover rate............................          19%          54%        84%        19%       20%        98%

Average commission rate paid (2)...................   $  0.0598      $0.0597         --         --        --         --



--------
*    Annualized

+    For the period February 1, 1994 to July 31, 1994.

# Effective April 1, 1996, Mitchell Hutchins took over the advisory functions of the Fund's assets.

@    Calculated using the average shares outstanding for the period.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

(2) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

PAINEWEBBER SMALL CAP FUND

FINANCIAL HIGHLIGHTS (concluded)

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                   Class B
                                                    ----------------------------------------------------------------------

                                                      For the Six                                   For the     For the
                                                     Months Ended         For the Years Ended        Period       Year
                                                      January 31,              July 31,               Ended      Ended
                                                         1998          -------------------------    July 31,   January 31,
                                                      (unaudited)      1997      1996#      1995      1994+       1994
                                                      -----------      ----      -----      ----      -----       ----

Net asset value, beginning of period...............   $   13.00      $  9.96    $ 11.15    $ 10.22   $ 10.60   $  10.00
                                                      ---------      -------    -------    -------   -------   --------
Net investment income (loss).......................       (0.06)       (0.23)     (0.09)@    (0.04)    (0.02)      0.06

Net realized and unrealized gains (losses)
from investments...................................        0.77         3.66       0.50)@     1.49     (0.36)      0.62
                                                      ---------      -------    -------    -------   -------   --------
Net increase (decrease) from investment operations.        0.69         3.43       0.41       1.45     (0.38)      0.68
                                                      ---------      -------    -------    -------   -------   --------
Dividends from net investment income...............         --           --         --         --        --       (0.06)

Distributions from net realized gains from
investments........................................       (1.17)       (0.41)     (1.58)     (0.52)      --       (0.02)
                                                      ---------      -------    -------    -------   -------   --------
Total dividends and distributions..................       (1.17)       (0.41)     (1.58)     (0.52)     0.00      (0.08)
                                                      ---------      -------    -------    -------   -------   --------
Net asset value, end of period.....................   $   12.52      $ 13.00    $  9.98     $11.15   $ 10.22   $  10.60
                                                      =========      =======    =======    =======   =======   ========
Total investment return (1)........................        5.41%       36.16%      3.90%     14.86%    (3.58)%     6.81%
                                                      =========      =======    =======    =======   =======   ========
Ratios/Supplemental Data:

Net assets, end of period (000's)..................   $  51,409      $40,749    $36,612    $46,142   $52,624   $ 59,993

Expenses to average net assets.....................        2.03%*       2.75%      2.90%      2.74%     2.69%*     2.50%

Net investment income (loss) to average net assets        (1.36)%*     (1.91)%    (0.78)%    (0.35)%   (0.37)%*    0.67%

Portfolio turnover rate............................          19%          54%        84%        19%       20%        98%

Average commission rate paid (2)...................   $  0.0598      $0.0597         --          --        --        --



--------

*    Annualized

+    For the period February 1, 1994 to July 31, 1994.

++ For the period July 26, 1996 (commencement of offering shares) to July 31, 1996.

# Effective April 1, 1996, Mitchell Hutchins took over the advisory functions of the Fund's assets.

@    Calculated using the average shares outstanding for the period.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

(2) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

                                                                                  Class C
                                                      -----------------------------------------------------------------

                                                       For the Six                                   For the    For the
                                                      Months Ended       For the Years Ended         Period      Year
                                                       January 31,             July 31,               Ended      Ended
                                                          1998         ------------------------      July 31,  January 31,
                                                       (unaudited)     1997      1996#     1995       1994+      1994
                                                       -----------     ----      -----     ----       -----      ----

Net asset value, beginning of period...............     $ 12.98     $  9.97    $ 11.14   $ 10.22     $ 10.59    $ 10.00
                                                        -------     -------    -------   -------     -------    -------
Net investment income (loss).......................       (0.08)      (0.24)     (0.08)@   (0.05)      (0.02)      0.06

Net realized and unrealized gains (losses)
from investments...................................        0.77        3.66       0.49 @    1.49       (0.35)      0.62
                                                        -------     -------    -------   -------     -------    -------
Net increase (decrease) from investment operations.        0.69        3.42       0.41      1.44       (0.37)      0.68
                                                        -------     -------    -------   -------     -------    -------
Dividends from net investment income...............          --          --         --        --         --       (0.07)

Distributions from net realized gains from
investments........................................       (1.17)      (0.41)     (1.58)    (0.52)        --       (0.02)
                                                        -------     -------    -------   -------     -------    -------
Total dividends and distributions..................       (1.17)      (0.41)     (1.58)    (0.52)       0.00      (0.09)
                                                        -------     -------    -------    ------     -------    -------
Net asset value, end of period.....................     $ 12.50     $ 12.98    $  9.97   $ 11.14     $ 10.22    $ 10.59
                                                        =======     =======    =======   =======     =======    =======
Total investment return (1)........................        5.42%      35.09%      3.90%    14.76%      (3.49)%     6.77%
                                                        =======     =======    =======   =======     =======    =======
Ratios/Supplemental Data:

Net assets, end of period (000's)..................     $28,955     $18,812    $18,606   $13,263     $16,285    $20,941

Expenses to average net assets.....................        1.99%*      2.77%      2.91%     2.73%       2.69%*     2.50%

Net investment income (loss) to average net assets        (1.32)%*    (1.93)%    (0.77)%   (0.34)%     (0.36)%*    0.64%

Portfolio turnover rate............................          19%         54%        84%       19%         20%        98%

Average commission rate paid (2)...................     $0.0598     $0.0597         --        --          --         --

                                                                 Class Y
                                                     ---------------------------------

                                                     For the Six   For the     For the
                                                     Months Ended    Year      Period
                                                     January 31,    Ended       Ended
                                                        1996       July 31,   July 31,
                                                     (unaudited)     1997      1996++
                                                     -----------     ----      ------

Net asset value, beginning of period...............    $  13.46     $ 10.21    $ 10.23
                                                       --------     -------    -------
Net investment income (loss).......................       (0.03)      (0.11)      0.00 @

Net realized and unrealized gains (losses)
from investments...................................        0.81        3.77      (0.02)@
                                                       --------     -------    -------
Net increase (decrease) from investment operations.        0.78        3.66      (0.02)
                                                       --------     -------    -------
Dividends from net investment income...............          --          --         --

Distributions from net realized gains from
investments........................................       (1.17)      (0.41)        --
                                                       --------     -------    -------
Total dividends and distributions..................       (1.17)      (0.41)      0.00
                                                       --------     -------    -------
Net asset value, end of period.....................    $  13.07     $ 13.46    $ 10.21
                                                       ========     =======    =======
Total investment return (1)........................        5.90%      36.65%     (0.20)%
                                                       ========     =======    =======
Ratios/Supplemental Data:

Net assets, end of period (000's)..................    $  2,635     $ 2,768    $ 2,801

Expenses to average net assets.....................        1.05%*      1.72%      1.72%*

Net investment income (loss) to average net assets        (0.38)%*    (0.88)%     0.07%*

Portfolio turnover rate............................          19%         54%        84%

Average commission rate paid (2)...................    $ 0.0598     $0.0597         --

                    [This Page Intentionally Left Blank]

TRUSTEES

E. Garrett Bewkes, Jr.          Mary C. Farrell
Chairman
                                Meyer Feldberg
Margo N. Alexander
                                George W. Gowen
Richard Q. Armstrong
                                Frederic V. Malek
Richard R. Burt
                                Carl W. Schafer


PRINCIPAL OFFICERS

Margo N. Alexander              Paul H. Schubert
President                       Vice President and Treasurer

Victoria E. Schonfeld           Mark A. Tincher
Vice President                  Vice President

Dianne E. O'Donnell             Donald R. Jones
Vice President and Secretary    Vice President



INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019



This report is not to be used in conjunction with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereon.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber investment executive or corresponding firm. Read the prospectus carefully before investing.

PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS

o  High Income Fund
o  Investment Grade Income Fund
o  Low Duration U.S. Government Income Fund
o  Strategic Income Fund
o  U.S. Government Income Fund

TAX-FREE BOND FUNDS
o  California Tax-Free Income Fund
o  Municipal High Income Fund
o  National Tax-Free Income Fund
o  New York Tax-Free Income Fund

STOCK FUNDS
o  Capital Appreciation Fund
o  Financial Services Growth Fund
o  Growth Fund
o  Growth and Income Fund
o  Small Cap Fund
o  S&P 500 Index Fund
o  Utility Income Fund

ASSET ALLOCATION FUNDS
o  Balanced Fund
o  Tactical Allocation Fund

GLOBAL FUNDS
o  Asia Pacific Growth Fund
o  Emerging Markets Equity Fund
o  Global Equity Fund
o  Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
o  Aggressive Portfolio
o  Moderate Portfolio
o  Conservative Portfolio


PAINEWEBBER MONEY MARKET FUND


                               PaineWebber
                (Copyright) 1998 PaineWebber Incorporated
                               Member SIPC

PaineWebber

SMALL
CAP
FUND

JANUARY 31, 1998

SEMIANNUAL REPORT